Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
25.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments not measured at fair value

The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.	Fair value of financial instruments measured at fair value on a recurring basis

1)	Fair value hierarchy

December 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$-	$-	$68,256	$68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares	$-	$-	$132,160	$132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$-	$-	$262,350	$262,350

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$-	$-	$137,926	$137,926
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares	$-	$-	$-	$-
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$-	$-	$267,000	$267,000

There were no transfers among Levels 1, 2 and 3 in the current and prior year.

2)	Valuation techniques and inputs applied for Level 3 fair value measurement

a)

The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. At December 31, 2019 and December 31, 2020, respectively, the historical volatility used were 41.87% and 84.63%.

b)

The fair values of non-listed foreign equity investments were Level 3 fair value assets, and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active market. The Company used significant unobservable inputs, including discount for lack of marketability of 10%, and discounts for lack of control of 10%. At December 31, 2019 and December 31, 2020, respectively, assuming all other inputs remain equal, if discount for lack of marketability increases by 1%, the fair value would decrease by $1,652 and $49; if discount for lack of control increases by 1%, the fair value would decrease by $1,652 and $49.

c)

The fair value of derivative financial instrument with warrants and convertibility right are determined using binomial evaluation method with discount rate 15% assessing by market bond yield curve and risk-free rate premium. As of December 31, 2019 and 2020, the historical volatility used was 92.6% and 89.84% during the past 1 year.

c.	Categories of financial instruments

	December 31,	December 31,	December 31,
	2018	2019	2020
Financial assets
Financial assets at fair value through profit or loss
Derivative financial assets	$60,004	$68,256	$137,926
Financial assets at amortized cost (1)	29,080,981	22,311,107	14,427,678
Financial assets at fair value through other comprehensive income
Equity instruments	187,244	132,160	-
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	-	262,350	267,000
Financial liabilities at amortized cost (2)	21,304,150	21,963,089	24,228,678

1)	The balances include

financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

d.	Financial risk management objectives and policies

The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)	Market risk

The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk

The Company had foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2019
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,538,168	0.7431	$1,886,160
GBP		£999,471	1.3187	$1,318,000
Financial liabilities
Monetary items
SGD	S	$15,126,578	0.7431	$11,240,843

	December 31, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$458,878	0.7566	$347,190
GBP		£49,524	1.3651	$67,606
Financial liabilities
Monetary items
SGD	S	$15,722,226	0.7566	$11,895,538
GBP		£184,320	1.3651	$251,618

Sensitivity analysis

The Company is mainly exposed to the Singapore Dollar and British Pound.

The following table details the Company’s sensitivity to a 5% increase and decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax loss where the U.S. dollar strengthens 5% against the relevant currency. For a 5% weakening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss, and the balances below would be negative.

	For the year ended December 31
	2018	2019	2020
Profit or loss*
SGD	$(411,471)	$(467,734)	$(557,417)
GBP	-	65,900	(9,201)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)	Interest rate risk

The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed baseline interest plus floating interest rates.

The sensitivity analysis below is determined based on the Company’s exposure to interest rates for fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Company’s pre-tax loss for the years ended December 31, 2018, 2019 and 2020 would have decreased/increased by $99,144, $151,896 and $194,378, respectively.

2)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk

The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.

As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of its ordinary shares sponsoring ADSs, venture debt and shareholder loans. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from December 31, 2020. However, the future viability of the Company depends on its ability to raise additional capital to finance its operations.

On February 25, 2021 and March 4, 2021, the Company had completed a private placement raising for gross proceeds of $18.0 million and closed a public offering with gross proceeds $69.0 million. Please refer to Note 28 for details.